Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax expense	$ 8,377	$ 12,389
Net Income	$ 33,415	$ 24,227
Effective tax rate	25.10%	51.10%
Historic tax credit	$ 0	$ 0